Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$404	$444
Bank deposits	9,522	13,243
	9,926	13,687
Cash equivalents (with maturities of less than three months)
Commercial paper	$14,496	$16,887
Negotiable certificates of deposit	5,900	2,800
Time deposits	3,502	2,884
Stimulus vouchers	—	2
	23,898	22,573
	$33,824	$36,260

Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds

The annual yield rates of bank deposits, commercial paper, negotiable certificates of deposit and time deposits as of balance sheet dates were as follows:

	December 31
	2023	2024
Bank deposits	0.00%-3.10%	0.00%-2.55%
Commercial paper	0.72%-1.33%	0.95%-1.56%
Negotiable certificates of deposit	1.38%	1.55%-1.70%
Time deposits	0.01%-5.50%	0.01%-4.90%